TrueShares Structured Outcome (July) ETF
Schedule of Investments
September 30, 2020 (Unaudited)

	Shares / Principal Amount	Value
SHORT-TERM INVESTMENTS - 93.9%
Money Market Funds — 0.1%
First American Treasury Obligations Fund - Class X, 0.06% (a)	4,970	$4,970
Total Money Market Funds (Cost $4,970)		4,970

U.S. Treasury Bills - 93.8%
0.09%, 12/31/2020	5,620,000	5,618,757
Total U.S. Treasury Bills (Cost $5,618,382)		5,618,757
TOTAL SHORT-TERM INVESTMENTS (Cost $5,623,352)		5,623,727
	Number of
	Contracts (b)		Notional Value
PURCHASED OPTIONS - 10.6%
PURCHASED CALL OPTIONS - 10.6%
CBOE S&P 500 Index
Expiration: June 30, 2021, Exercise Price: $311	149	631,289	$4,989,861
TOTAL PURCHASED OPTIONS (Cost $440,179)		631,289

TOTAL INVESTMENTS (Cost $6,063,531) - 104.5%		6,255,016
Other assets and liabilities, net - (4.5)%		(266,544)
NET ASSETS - 100.0%		$5,988,472

Percentages are stated as a percent of net assets.

CBOE	Chicago Board Options Exchange
(a) The rate shown is the annualized seven-day yield at period end.
(b) Each contract has a multiplier of 100.

TrueShares Structured Outcome (July) ETF
Schedule of Written Options
September 30, 2020 (Unaudited)

	Number of
	Contracts (a)	Value	Notional Value
WRITTEN OPTIONS - (4.4)%
WRITTEN PUT OPTIONS - (4.4)%
CBOE S&P 500 Index
Expiration: June 30, 2021, Exercise Price: $279	199	$262,662	$6,664,311
TOTAL WRITTEN OPTIONS (Premiums Received $399,686)		$262,662

Percentages are stated as a percent of net assets.

CBOE	Chicago Board Options Exchange
(a) Each contract has a multiplier of 100.

Fair Value Measurements
Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Funds did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Funds' investments carried at fair value as of September 30, 2020:

TrueShares Technology, AI & Deep Learning ETF
	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$14,355,634	$-	$-	$14,355,634
Money Market Funds	1,364,250	-	-	1,364,250
Total Investments in Securities	$15,719,884	$-	$-	$15,719,884

* See the Schedule of Investments for industry classifications.

TrueShares ESG Active Opportunities ETF
	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$5,948,276	$-	$-	$5,948,276
Real Estate Investment Trusts	128,018	-	-	128,018
Money Market Funds	100,448	-	-	100,448
Total Investments in Securities	$6,176,742	$-	$-	$6,176,742

* See the Schedule of Investments for industry classifications.

TrueShares Structured Outcome (July) ETF
	Level 1	Level 2	Level 3	Total
Investments - Assets:
Money Market Funds	$4,970	$-	$-	$4,970
U.S. Treasury Bills	-	5,618,757	-	5,618,757
Purchased Call Options	-	631,289	-	631,289
Total Investments - Assets	$4,970	$6,250,046	$-	$6,255,016
Other Financial Instruments - Liabilities:
Written Put Options	$-	$262,662	$-	$262,662

TrueShares Structured Outcome (August) ETF
	Level 1	Level 2	Level 3	Total
Investments - Assets:
Money Market Funds	$118	$-	$-	$118
U.S. Treasury Bills	-	8,110,553	-	8,110,553
Purchased Call Options	-	643,866	-	643,866
Total Investments - Assets	$118	$8,754,419	$-	$8,754,537
Other Financial Instruments - Liabilities:
Written Put Options	$-	$497,169	$-	$497,169

TrueShares Structured Outcome (September) ETF
	Level 1	Level 2	Level 3	Total
Investments - Assets:
Money Market Funds	$39,032	$-	$-	$39,032
U.S. Treasury Bills	-	11,226,815	-	11,226,815
Purchased Call Options	-	552,079	-	552,079
Total Investments - Assets	$39,032	$11,778,894	$-	$11,817,926
Other Financial Instruments - Liabilities:
Written Put Options	$-	$899,753	$-	$899,753